Derivatives - Offsetting Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Offsetting of Financial Liabilities under Master Netting Agreements with Derivative Counterparties
Gross Amounts of Derivative Liabilities Presented in the Consolidated Balance Sheet	$ 95	$ 69
Net Amount of Derivative Liabilities	56	32
Derivatives Subject to Master Netting Agreements
Offsetting of Financial Liabilities under Master Netting Agreements with Derivative Counterparties
Gross Amounts of Derivative Liabilities Presented in the Consolidated Balance Sheet	93	64
Gross Amount of Eligible Offsetting Recognized Derivative Assets	39	37
Net Amount of Derivative Liabilities	54	27
Derivatives Not Subject to Master Netting Agreements
Offsetting of Financial Liabilities under Master Netting Agreements with Derivative Counterparties
Gross Amounts of Derivative Liabilities Presented in the Consolidated Balance Sheet	2	5
Net Amount of Derivative Liabilities	$ 2	$ 5